Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000
Previously Paid Amount	0
Total Fee Amount	34,525
Total Offset Amount	6,685.21
Net Fee	$ 27,839.79
Combined Prospectus Table N/A	N/A